Income Taxes (Details 5) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets
Retirement benefits	$ 1,337	$ 1,562
Provisions for accrued liabilities	708	719
Stock-based compensation	91	72
Other	24	69
Gross deferred tax assets	2,160	2,422
Less valuation allowance	0	0
Net deferred tax assets	2,160	2,422
Deferred Tax Liabilities
Goodwill amortization	603	528
Depreciation and amortization	264	324
Purchased intangibles	139	184
Contract accounting differences	14	8
Gross deferred tax liabilities	1,020	1,044
Total net deferred tax assets	$ 1,140	$ 1,378